Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Cash flows used in operating activities:
Net loss for the period	$ (168,593,623)	$ (60,863,262)
Adjustments:
Depreciation of property, plant and equipment (note 7)	5,238,049	3,005,017
Amortization of right-of-use assets (note 8)	473,009	378,309
Amortization of intangible assets	19,967,678	5,000,910
Impairment loss on goodwill (note 9)	35,567,246	85,548,266
Stock-based compensation	13,069,174	16,594,588
Impairment loss on inventories (note 6)	25,073,789	2,081,943
Bad debt expenses	9,832,794	97,881
Non-employees compensation related to warrants (note 15 (f))	5,349,335	18,597,776
Recognition of deferred revenues		(25,070)
Net finance (income) expense	1,379,399	(1,451,511)
Unrealized foreign exchange (gain) loss	(2,373,181)	979,505
Revaluation of derivatives	(10,001,102)
Impairment loss on property, plant and equipment (note 7)	14,211,673
Impairment loss on right-of-use assets (note 8)	142,345
Change in fair value of contingent consideration (note 4)		(97,208,166)
Income taxes expense (recovery) (note 19)	(4,600,426)	4,601,340
Net loss from sale of property, plant and equipment	(3,484)	14,165
Adjustments to reconcile profit (loss)	(55,267,325)	(22,648,309)
Changes in operating assets and liabilities (note 20)	(18,292,867)	(8,782,678)
Cash flows from (used in) operating activities	(73,560,192)	(31,430,987)
Cash flows used in investing activities:
Maturity of previously restricted short-term investments	11,950	12,000
Interest received	50,130	151,219
Acquisition of a subsidiary, net of cash acquired (note 4)	(3,982,101)	(15,770,400)
Acquisition of property, plant and equipment	(8,751,003)	(13,785,701)
Acquisition of intangible assets	(515,412)	(487,184)
Proceeds from sale of property, plant and equipment	19,177	7,103
Cash flows from (used in) investing activities	(13,167,259)	(24,555,193)
Cash flows from financing activities:
Variation of the bank line of credit (note 20 (c))		(620,000)
Repayment of loans and borrowings (note 20 (c))	(3,250,000)	(3,807,132)
Increase in loans and borrowings, net of financing fees (note 20 (c))		3,996,392
Payment of lease liabilities (note 8)	(453,634)	(384,494)
Interest paid	(911,824)	(359,825)
Withholding taxes paid pursuant to the settlement of non-treasury RSUs	(1,009,657)	(962,077)
Proceeds from the issuance of shares through an At-The-Market Offering (note 15 (g))	19,045,446	7,069,220
Proceeds from the issuance of shares through a Direct Offering (note 15 (h))	17,089,372
Proceeds from the issuance of shares and warrants through a Private Placement (note 15 (i))	45,997,000	53,970,867
Proceeds from the issuance of shares and warrants through a Registered Direct Offering Priced At-The-Market and Concurrent Private Placement (note 15 (k))	69,916,000
Issuance of shares costs (note 15 (g), (h), (i) and (k))	(7,403,533)	(2,847,857)
Proceeds from exercise of warrants (note 15 (f)(iii))		2,527,500
Proceeds from exercise of options (note 15 (b))	9,769,951	3,930,424
Cash flows from (used in) financing activities	148,789,121	62,513,018
Foreign exchange gain (loss) on cash and cash equivalents held in foreign currencies	(3,471,646)	230,887
Net increase in cash and cash equivalents	58,590,024	6,757,725
Cash and cash equivalents as at April 1, 2020 and 2019	16,577,076	9,819,351
Cash and cash equivalents as at March 31, 2021 and 2020	75,167,100	16,577,076
Cash and cash equivalents is comprised of:
Cash	$ 75,167,100	16,577,076
Acasti Pharma Inc
Cash flows used in investing activities:
Sales of Acasti shares (note 21 (a))		$ 5,317,770